Simplify US Equity PLUS Upside Convexity ETF
Schedule of Investments
September 30, 2022 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 98.0%
iShares Core S&P 500 ETF(a)(b)
(Cost $13,398,902) .......................................................... 30,981 $ 11,111,336
Number of
Contracts Notional Amount
Purchased Options – 0.2%
Calls – Exchange-Traded – 0.2%
S&P 500 Index, October Strike Price $4,850, Expires 10/21/22 ........... 342 $ 165,870,000 3,420
S&P 500 Index, January Strike Price $5,050, Expires 1/20/23 ............ 274 138,370,000 9,590
S&P 500 Index, June Strike Price $5,600, Expires 6/16/23 ............... 34 19,040,000 2,975
SPDR S&P 500, March Strike Price $510, Expires 3/17/23 ............... 90 4,590,000 990
16,975
Total Purchased Options (Cost $398,868) .......................................................... 16,975
Shares
Money Market Funds – 1.5%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 2.48%(c)
(Cost $174,303) ............................................................. 174,303 174,303
Total Investments – 99.7%
(Cost $13,972,073) .......................................................................... $ 11,302,614
Other Assets in Excess of Liabilities – 0.3% ......................................................... 34,157
Net Assets – 100.0% .......................................................................... $ 11,336,771
Number of
Contracts Notional Amount
Written Options – (0.1)%
Calls – Exchange-Traded – (0.1)%
S&P 500 Index, October Strike Price $5,050, Expires 10/21/22 ........... (342) $ (172,710,000) $ (1,710)
S&P 500 Index, January Strike Price $5,250, Expires 1/20/23 ............ (274) (143,850,000) (4,795)
(6,505)
Total Written Options (Premiums Received $83,080) .................................................. $ (6,505)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $4,841,775 have been pledged as collateral for options as of September 30, 2022.
(c) Rate shown reflects the 7-day yield as of September 30, 2022.

Simplify US Equity PLUS Upside Convexity ETF
Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)
2
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 98.0%
Purchased Options ............................................................................... 0.2%
Money Market Funds ............................................................................. 1.5%
Total Investments ................................................................................ 99.7%
Other Assets in Excess of Liabilities .................................................................. 0.3%
Net Assets ..................................................................................... 100.0%